Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2009:
Foreign currency translation adjustments	¥(61,189)	¥19	¥(61,170)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(25,601)	10,440	(15,161)
Less - Reclassification adjustment for gains and losses realized in net income	26,499	(10,806)	15,693
Net unrealized gains and losses	898	(366)	532
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(655)	250	(405)
Less - Reclassification adjustment for gains and losses realized in net income	686	(246)	440
Net unrealized gains and losses	31	4	35
Pension liability adjustments:
Unrealized gains and losses arising during the year	(57,401)	23,293	(34,108)
Less - Reclassification adjustment for gains and losses realized in net income	1,015	(414)	601
Net unrealized gains and losses	(56,386)	22,879	(33,507)

Other comprehensive income (loss)	¥(116,646)	¥22,536	¥(94,110)

2010:
Foreign currency translation adjustments	¥(13,638)	¥2	¥(13,636)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	1,132	(462)	670
Less - Reclassification adjustment for gains and losses realized in net income	(247)	101	(146)
Net unrealized gains and losses	885	(361)	524
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(1,490)	612	(878)
Less - Reclassification adjustment for gains and losses realized in net income	159	(65)	94
Net unrealized gains and losses	(1,331)	547	(784)
Pension liability adjustments:
Unrealized gains and losses arising during the year	7,830	(3,176)	4,654
Less - Reclassification adjustment for gains and losses realized in net income	3,897	(1,585)	2,312
Net unrealized gains and losses	11,727	(4,761)	6,966

Other comprehensive loss	¥(2,357)	¥(4,573)	¥(6,930)

2011:
Foreign currency translation adjustments	¥(38,575)	¥20	¥(38,555)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,658)	676	(982)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076
Net unrealized gains and losses	159	(65)	94
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(233)	95	(138)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127
Net unrealized gains and losses	(19)	8	(11)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,081)	1,195	(1,886)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707
Net unrealized gains and losses	(286)	107	(179)

Other comprehensive income (loss)	¥(38,721)	¥70	¥(38,651)

	Thousands of U.S. Dollars
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2011
Foreign currency translation adjustments	$(464,759)	$241	$(464,518)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(19,976)	8,145	(11,831)
Less - Reclassification adjustment for gains and losses realized in net income	21,892	(8,928)	12,964
Net unrealized gains and losses	1,916	(783)	1,133
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(2,807)	1,144	(1,663)
Less - Reclassification adjustment for gains and losses realized in net income	2,578	(1,048)	1,530
Net unrealized gains and losses	(229)	96	(133)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(37,120)	14,398	(22,722)
Less - Reclassification adjustment for gains and losses realized in net income	33,674	(13,109)	20,565
Net unrealized gains and losses	(3,446)	1,289	(2,157)

Other comprehensive income (loss)	$(466,518)	$843	$(465,675)

Changes in Accumulated Other Comprehensive Income (Loss)

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Foreign currency translation adjustments:
Beginning balance	¥(11,125)	¥(72,295)	¥(85,931)	$(1,035,313)
Change during the year	(61,170)	(13,636)	(38,555)	(464,518)

Ending balance	¥(72,295)	¥(85,931)	¥(124,486)	$(1,499,831)

Unrealized gains and losses on securities:
Beginning balance	¥1,316	¥1,848	¥2,372	$28,578
Change during the year	532	524	94	1,133

Ending balance	¥1,848	¥2,372	¥2,466	$29,711

Unrealized gains and losses on derivatives:
Beginning balance	¥(408)	¥(373)	¥(1,157)	$(13,940)
Change during the year	35	(784)	(11)	(133)

Ending balance	¥(373)	¥(1,157)	¥(1,168)	$(14,073)

Pension liability adjustments:
Beginning balance	¥(20,788)	¥(54,301)	¥(47,335)	$(570,301)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(20,794)	(54,301)	(47,335)	(570,301)
Change during the year	(33,507)	6,966	(179)	(2,157)

Ending balance	¥(54,301)	¥(47,335)	¥(47,514)	$(572,458)

Total accumulated other comprehensive income (loss):
Beginning balance	¥(31,005)	¥(125,121)	¥(132,051)	$(1,590,976)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(31,011)	(125,121)	(132,051)	(1,590,976)
Change during the year	(94,110)	(6,930)	(38,651)	(465,675)

Ending balance	¥(125,121)	¥(132,051)	¥(170,702)	$(2,056,651)